Form N-CSR Cover	6 Months Ended
Jan. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nuveen Managed Accounts Portfolios Trust
Entity Central Index Key	0001390204
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026